Cover Page	Nov. 10, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 10, 2021
Entity Registrant Name	SHIFT4 PAYMENTS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39313
Entity Tax Identification Number	84-3676340
Entity Address, Address Line One	2202 N. Irving St
Entity Address, City or Town	Allentown
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	18109
City Area Code	888
Local Phone Number	276-2108
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, par value $0.0001
Trading Symbol	FOUR
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001794669
Amendment Flag	false